UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 91.14%
Consumer Discretionary - 28.60%
American Axle & Manufacturing Holdings, Inc. (a)	549,700	$5,117,707
Big 5 Sporting Goods Corp.	228,200	3,135,468
Brunswick Corp.	355,600	6,016,752
CarMax, Inc. (a)	189,200	3,992,120
Ford Motor Co. (a)	423,400	5,406,818
H.H. Gregg, Inc. (a)	181,900	3,690,751
Jo-Ann Stores, Inc. (a)	116,000	4,859,240
Kirkland's, Inc. (a)	242,100	4,081,806
Knology, Inc. (a)	370,800	4,190,040
La-Z-Boy, Inc. (a)	399,100	3,416,296
Lumber Liquidators Holdings, Inc. (a)	148,000	3,673,360
Ulta Salon Cosmetics & Fragrance, Inc. (a)	209,600	5,294,496
Virgin Media, Inc.	232,100	4,997,113
		57,871,967
Consumer Staples - 6.38%
Companhia Brasileira De Distribuicao Grupo Pao de Acucar - ADR (b)	56,300	3,662,878
Cott Corp. (a)(b)	460,800	2,737,152
Nu Skin Enterprises, Inc.	137,700	3,921,696
Revlon, Inc. (a)	207,200	2,598,288
		12,920,014
Energy - 5.29%
Acergy SA - ADR (b)	248,900	4,074,493
Massey Energy Corp.	99,700	3,048,826
Patriot Coal Corp. (a)	297,600	3,589,056
		10,712,375
Financials - 9.85%
Advance America Cash Advance Centers, Inc.	633,800	2,497,172
AmeriCredit Corp. (a)	203,600	4,908,796
Cardtronics, Inc. (a)	322,000	4,169,900
Encore Cap Group, Inc. (a)	212,700	4,679,400
XL Group PLC (b)	207,200	3,673,656
		19,928,924
Health Care - 8.07%
CIGNA Corp.	114,300	3,515,868
Cooper Companies, Inc.	110,400	4,290,144
Providence Service Corp. (a)	260,400	3,749,760
SXC Health Solutions Corp. (a)(b)	70,400	4,780,160
		16,335,932
Industrials - 5.00%
Bucyrus International, Inc.	72,500	4,510,950
GenCorp, Inc. (a)	454,200	2,389,092
M&F Worldwide Corp. (a)	114,600	3,229,428
		10,129,470
Information Technology - 12.13%
Advanced Micro Devices, Inc. (a)	522,600	3,914,274
Global Cash Access Holdings, Inc. (a)	508,000	2,087,880
GSI Commerce, Inc. (a)	163,000	3,670,760
Sanmina-SCI Corp. (a)	454,200	5,709,294
Tech Data Corp. (a)	90,100	3,564,356
Telvent GIT SA (a)(b)	113,200	2,437,196
Unisys Corp. (a)	116,800	3,154,768
		24,538,528

Materials - 12.34%
Braskem SA - ADR (b)	258,800	3,954,464
Huntsman Corp.	384,600	4,026,762
KapStone Paper & Packaging Corp. (a)	483,600	5,532,384
NewMarket Corp.	35,000	3,751,650
Omnova Solutions, Inc. (a)	566,900	4,421,820
Schweitzer-Mauduit International, Inc.	62,000	3,281,660
		24,968,740
Telecommunication Services - 3.48%
Tim Participacoes SA - ADR (b)	135,300	3,860,109
Vivo Participacoes SA - ADR (b)	119,000	3,182,060
		7,042,169
TOTAL COMMON STOCKS (Cost $180,321,643)		$184,448,119

PARTNERSHIPS - 7.07%
Energy - 7.07%
Calumet Specialty Products Partners LP	200,800	$3,694,720
DCP Midstream Partners LP	152,000	5,441,600
Regency Energy Partners LP	197,500	5,174,500
TOTAL PARTNERSHIPS (Cost $10,703,147)		$14,310,820
	Number of
	Shares	Value
SHORT-TERM INVESTMENTS - 1.95%
Money Market Funds - 1.95%
Fidelity Government Portfolio - Institutional Class
0.077% (c)	3,935,764	$3,935,764
TOTAL SHORT-TERM INVESTMENTS (Cost $3,935,764)		$3,935,764
Total Investments (Cost $194,960,554) - 100.16%		$202,694,703
Liabilities in Excess of Other Assets - (0.16)%		(320,058)
TOTAL NET ASSETS - 100.00%		$202,374,645

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$194,978,700
	Gross unrealized appreciation	24,241,872
	Gross unrealized depreciation	(16,525,869)
	Net unrealized appreciation	$7,716,003

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 57,871,967	$ -	$ -	$ 57,871,967
Consumer Staples	12,920,014	-	-	12,920,014
Energy	10,712,375	-	-	10,712,375
Financials	19,928,924	-	-	19,928,924
Health Care	16,335,932	-	-	16,335,932
Industrials	10,129,470	-	-	10,129,470
Information Technology	24,538,528	-	-	24,538,528
Materials	24,968,740	-	-	24,968,740
Telecommunication Services	7,042,169	-	-	7,042,169
Total Equity	$ 184,448,119	$ -	$ -	$ 184,448,119

Partnerships	$ 14,310,820	$ -	$ -	$ 14,310,820

Short-Term Investments	$ 3,935,764	$ -	$ -	$ 3,935,764

Total Investments in Securities	$ 202,694,703	$ -	$ -	$ 202,694,703

Hennessy Focus 30 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 95.56%
Consumer Discretionary - 34.47%
Aeropostale, Inc. (a)	139,400	$3,963,142
Carter's, Inc. (a)	154,000	3,732,960
Darden Restaurants, Inc.	112,500	4,712,625
Dollar Tree, Inc. (a)	118,200	5,238,624
Gymboree Corp. (a)	85,700	3,710,810
O'Reilly Automotive, Inc. (a)	103,100	5,080,768
Ross Stores, Inc.	82,400	4,339,184
Tractor Supply Co.	82,200	5,713,722
Tupperware Brands Corp.	102,500	4,037,475
Virgin Media, Inc.	328,100	7,063,993
		47,593,303
Consumer Staples - 10.33%
Coca Cola Enterprises, Inc.	190,600	5,470,220
Del Monte Foods Co.	344,500	4,781,660
Lancaster Colony Corp.	77,200	4,008,224
		14,260,104
Energy - 7.29%
Linn Energy LLC	182,600	5,603,994
World Fuel Services Corp.	170,900	4,451,945
		10,055,939
Financials - 4.14%
AmeriCredit Corp. (a)	237,100	5,716,481
Health Care - 9.30%
Emergency Medical Services Corp. (a)	82,800	3,704,472
Mylan, Inc. (a)	266,500	4,637,100
Watson Pharmaceuticals, Inc. (a)	111,200	4,503,600
		12,845,172
Industrials - 8.55%
Goodrich Corp.	69,200	5,042,604
KBR, Inc.	177,500	3,972,450
Tetra Tech, Inc. (a)	132,800	2,784,816
		11,799,870
Information Technology - 8.12%
Broadridge Financial Solutions, Inc.	180,400	3,662,120
Computer Sciences Corp.	79,800	3,617,334
Tech Data Corp. (a)	99,400	3,932,264
		11,211,718
Materials - 13.36%
Ball Corp.	80,000	4,659,200
NewMarket Corp.	46,200	4,952,178
Rock-Tenn Co.	78,500	4,177,770
Scotts Miracle Gro Co.	96,500	4,656,125
		18,445,273
TOTAL COMMON STOCKS (Cost $112,210,732)		$131,927,860

PARTNERSHIPS - 3.59%
Energy - 3.59%
Plains All American Pipeline LP	80,700	$4,957,401
TOTAL PARTNERSHIPS (Cost $3,478,766)		$4,957,401

WARRANTS - 0.00%
Lantronix, Inc. Warrant
Expiration: February, 2011, Excercise Price: $0.850 (b)	158	$0
TOTAL WARRANTS (Cost $0)		$0
	Number of
	Shares	Value
SHORT-TERM INVESTMENTS - 0.92%
Money Market Funds - 0.92%
Fidelity Government Portfolio - Institutional Class
0.077% (c)	1,273,566	$1,273,566
TOTAL SHORT-TERM INVESTMENTS (Cost $1,273,566)		$1,273,566
Total Investments (Cost $116,963,064) - 100.07%		$138,158,827
Liabilities in Excess of Other Assets - (0.07)%		(97,724)
TOTAL NET ASSETS - 100.00%		$138,061,103

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is fair valued.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$116,963,064
	Gross unrealized appreciation	23,443,502
	Gross unrealized depreciation	(2,247,739)
	Net unrealized appreciation	$21,195,763

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

	Level 1	Level 2	Level 3		Total
Equity
Consumer Discretionary	$ 47,593,303	$ -	$ -		$ 47,593,303
Consumer Staples	14,260,104	-	-		14,260,104
Energy	10,055,939	-	-		10,055,939
Financials	5,716,481	-	-		5,716,481
Health Care	12,845,172	-	-		12,845,172
Industrials	11,799,870	-	-		11,799,870
Information Technology	11,211,718	-	-		11,211,718
Materials	18,445,273	-	-		18,445,273
Total Equity	$ 131,927,860	$ -	$ -		$ 131,927,860

Partnerships	$ 4,957,401	$ -	$ -		$ 4,957,401

Warrants	$ -	$ -	$ -	(1)	$ -

Short-Term Investments	$ 1,273,566	$ -	$ -		$ 1,273,566

Total Investments in Securities	$ 138,158,827	$ -	$ -		$ 138,158,827

(1) If the Lantronix, Inc., warrant would have had a value, it would have been a Level 3 fair value. The warrant has been fair valued at $0 during the entire reporting period.

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 96.24%
Consumer Discretionary - 8.44%
Home Depot, Inc.	94,700	$2,699,897
Limited Brands, Inc.	143,500	3,679,340
Mattel, Inc.	136,200	2,881,992
McDonald's Corp.	43,600	3,040,228
		12,301,457
Consumer Staples - 24.75%
Altria Group, Inc.	138,000	3,058,080
Campbell Soup Co.	82,200	2,950,980
ConAgra Foods, Inc.	122,400	2,873,952
Diageo PLC - ADR (b)	39,800	2,781,224
H.J. Heinz Co.	64,500	2,868,960
Hershey Co.	76,900	3,614,300
Kimberly Clark Corp.	42,800	2,744,336
Kraft Foods, Inc. - Class A	100,400	2,932,684
Philip Morris International, Inc.	55,700	2,842,928
Reynolds American, Inc.	51,100	2,954,602
Sara Lee Corp.	227,200	3,360,288
Sysco Corp.	99,000	3,066,030
		36,048,364
Energy - 10.03%
BP PLC - ADR (b)	48,300	1,858,101
Chevron Corp.	35,300	2,690,213
ENI SPA - ADR (b)	55,700	2,278,687
Marathon Oil Corp.	87,800	2,936,910
Royal Dutch Shell PLC - ADR (b)	46,700	2,588,114
Total SA - ADR (b)	44,500	2,253,035
		14,605,060
Financials - 2.02%
Marsh & McLennan Companies, Inc.	125,100	2,942,352
Health Care - 6.61%
Bristol-Myers Squibb Co.	105,200	2,621,584
GlaxoSmithKline PLC - ADR (b)	64,900	2,282,533
Merck & Co., Inc.	72,500	2,498,350
Pfizer, Inc.	148,200	2,223,000
		9,625,467
Industrials - 16.18%
Boeing Co.	50,800	3,461,512
Eaton Corp.	42,900	3,365,934
Emerson Electric Co.	64,900	3,215,146
Lockheed Martin Corp.	35,500	2,667,825
Pitney Bowes, Inc.	118,800	2,899,908
RR Donnelley & Sons Co.	125,500	2,117,185
United Parcel Service, Inc.	46,800	3,042,000
Waste Management, Inc.	82,200	2,790,690
		23,560,200

Information Technology - 6.88%
Automatic Data Processing, Inc.	64,000	2,641,280
Intel Corp.	138,200	2,846,920
Nokia OYJ - ADR (b)	217,900	2,072,229
Taiwan Semiconductor Manufacturing Ltd. - ADR (b)	244,200	2,466,420
		10,026,849
Materials - 7.90%
EI Du Pont de Nemours & Co.	85,100	3,461,017
MeadWestvaco Corp.	98,600	2,362,456
Nucor Corp.	61,900	2,422,766
PPG Industries, Inc.	46,900	3,258,143
		11,504,382
Telecommunication Services - 13.43%
AT&T, Inc.	99,300	2,575,842
BCE, Inc. (b)	104,500	3,198,745
China Mobile Ltd. - ADR (b)	59,000	3,005,460
Frontier Communications Corp.	19,900	152,036
Mobile Telesystems OJSC - ADR (b)	140,500	3,119,100
Telefonica De Argentina (a)(b)(c)	100	0
Telefonica SA - ADR (b)	33,000	2,258,520
Verizon Communications, Inc.	82,700	2,403,262
Vodafone Group PLC - ADR (b)	121,300	2,848,124
		19,561,089
TOTAL COMMON STOCKS (Cost $132,828,325)		$140,175,220
	Number of
	Shares	Value
SHORT-TERM INVESTMENTS - 7.04%
Money Market Funds - 7.04%
Federated Government Obligations Fund - Institutional Class
0.062% (d)	3,141,223	$3,141,223
Fidelity Government Portfolio - Institutional Class
0.077% (d)	7,108,526	7,108,526
		10,249,749
TOTAL SHORT-TERM INVESTMENTS (Cost $10,249,749)		$10,249,749
Total Investments (Cost $143,078,074) - 103.28%		$150,424,969
Liabilities in Excess of Other Assets - (3.28)%		(4,774,482)
TOTAL NET ASSETS - 100.00%		$145,650,487

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Security is fair valued.
(d)	The rate listed is the fund's 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$143,252,574
Gross unrealized appreciation	13,268,114
Gross unrealized depreciation	(6,095,719)
Net unrealized appreciation	$7,172,395

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significantinputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokeredmarket makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 12,301,457	$ -	$ -	$ 12,301,457
Consumer Staples	36,048,364	-	-	36,048,364
Energy	14,605,060	-	-	14,605,060
Financials	2,942,352	-	-	2,942,352
Health Care	9,625,467	-	-	9,625,467
Industrials	23,560,200	-	-	23,560,200
Information Technology	10,026,849	-	-	10,026,849
Materials	11,504,382	-	-	11,504,382
Telecommunication Services	19,561,089	-	-	19,561,089
Total Equity	$ 140,175,220	$ -	$ -	$ 140,175,220

Short-Term Investments	$ 10,249,749	$ -	$ -	$ 10,249,749

Total Investments in Securities	$ 150,424,969	$ -	$ -	$ 150,424,969

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         9/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        9/22/10

By (Signature and Title)*            /s/Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date         9/22/10